Business Segment Information Operating Revenue by Product or Service (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales and other operating revenue	$ 223.9	$ 216.8	$ 217.8	$ 214.5	$ 230.4	$ 219.5	$ 228.1	$ 253.7	$ 873.0	$ 931.7
Predecessor
Segment Reporting Information [Line Items]
Sales and other operating revenue											1,013.9
Cokemaking revenues
Segment Reporting Information [Line Items]
Sales and other operating revenue									757.9	853.6
Cokemaking revenues | Predecessor
Segment Reporting Information [Line Items]
Sales and other operating revenue											951.5
Energy revenues
Segment Reporting Information [Line Items]
Sales and other operating revenue									65.7	65.6
Energy revenues | Predecessor
Segment Reporting Information [Line Items]
Sales and other operating revenue											62.4
Coal logistics revenues
Segment Reporting Information [Line Items]
Sales and other operating revenue									47.4	11.2
Coal logistics revenues | Predecessor
Segment Reporting Information [Line Items]
Sales and other operating revenue											0
Other revenues
Segment Reporting Information [Line Items]
Sales and other operating revenue									2.0	1.3
Other revenues | Predecessor
Segment Reporting Information [Line Items]
Sales and other operating revenue											$ 0